Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Nov. 14, 2012
Document and Entity Information
Entity Registrant Name	Goldrich Mining Company
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Entity Central Index Key	0000059860
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		95,506,719
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Description	This amendment has been filed to upload September 30, 2012 unaudited financial statements.